Intangible Assets - Details of the Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,586,965	₩ 3,776,354
Acquisition	1,516,107	146,457
Disposal	(14,910)	(24,195)
Transfer	283,401	497,300
Amortization	(832,915)	(802,871)
Impairment	(60,281)	(18,493)
Business combination	1,035,143	14,122
Other		(1,709)
Ending balance	5,513,510	3,586,965
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,176,940	2,580,828
Acquisition	1,366,926
Amortization	(403,888)	(403,888)
Ending balance	3,139,978	2,176,940
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,750	20,834
Acquisition	2,918	3,689
Disposal	(1,142)	(972)
Transfer	406	200
Amortization	(7,421)	(8,001)
Ending balance	10,511	15,750
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	111,347	121,200
Acquisition	6,694	2,677
Disposal	(1,598)	(28)
Transfer	5,254	(5,635)
Amortization	(7,418)	(6,870)
Impairment	(30,748)
Business combination	96	4
Other		(1)
Ending balance	83,627	111,347
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,103	4,871
Acquisition	4,250	3,813
Disposal		(9)
Transfer	(6)	(793)
Amortization	(1,866)	(2,660)
Impairment	(118)	(1,119)
Business combination	2,627
Ending balance	8,990	4,103
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,451	41,788
Acquisition	2,223	2,805
Disposal	(39)	(36)
Transfer	101	129
Amortization	(7,709)	(8,235)
Ending balance	31,027	36,451
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,035	6,652
Acquisition	213	1,054
Transfer	149
Amortization	(9,541)	(3,671)
Business combination	630,235
Ending balance	625,091	4,035
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	73,614	74,039
Acquisition	6,719	5,023
Disposal	(2,950)	(3,452)
Transfer	(7)	122
Impairment	(173)	(769)
Business combination	3,272
Other		(1,349)
Ending balance	80,475	73,614
Brand [member]
Disclosure of detailed information about intangible assets [line items]
Business combination	374,096
Ending balance	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,164,725	926,142
Acquisition	126,164	127,396
Disposal	(9,181)	(19,698)
Transfer	277,504	503,277
Amortization	(395,072)	(369,546)
Impairment	(29,242)	(16,605)
Business combination	24,817	14,118
Other		(359)
Ending balance	₩ 1,159,715	₩ 1,164,725